Designated accounting hedges - Summary of Items Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 6,744,130
Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	3,346,291
Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	2,358,181
Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,039,658
Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	371,296	$ 300,985
Fair value of the hedging derivatives, Assets	1,903	840
Fair value of the hedging derivatives, liabilities	5,002	1,746
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(5,304)	2,605
Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	135,544	120,684
Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	200,732	151,046
Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	35,020	29,255
Cash flow hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	47,600	26,754
Fair value of the hedging derivatives, Assets	474	209
Fair value of the hedging derivatives, liabilities	1,066	192
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(1,837)	251
Cash flow hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	16,527	13,002
Fair value of the hedging derivatives, Assets	467	165
Fair value of the hedging derivatives, liabilities	1,008	191
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(618)	(55)
Cash flow hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	29,660	12,073
Fair value of the hedging derivatives, liabilities	20
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(964)	(223)
Cash flow hedges [member] | Hedging instrument [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,413	1,679
Fair value of the hedging derivatives, Assets	7	44
Fair value of the hedging derivatives, liabilities	38	1
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(255)	529
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	11,709	12,415
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	5,331	6,605
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	6,235	4,846
Cash flow hedges [member] | Hedging instrument [member] | Within 1 year [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	143	964
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	35,755	14,339
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	11,196	6,397
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	23,289	7,227
Cash flow hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	1,270	715
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	136
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	136
Cash flow hedges [member] | Hedging instrument [member] | Over 5 years [member] | Equity swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	0
NIFO hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	25,025	24,342
Fair value of the hedging derivatives, Assets	5	1
Fair value of the hedging derivatives, liabilities	3	1
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(2,421)	1,548
NIFO hedges [member] | Hedging instrument [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	232	226
Fair value of the hedging derivatives, Assets	5	1
Fair value of the hedging derivatives, liabilities	3	1
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(22)	14
NIFO hedges [member] | Hedging instrument [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	24,793	24,116
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(2,399)	1,534
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	25,025	24,342
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	232	226
NIFO hedges [member] | Hedging instrument [member] | Within 1 year [member] | Deposits [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	24,793	24,116
Fair value hedges [member] | Hedging instrument [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	298,671	249,889
Fair value of the hedging derivatives, Assets	1,424	630
Fair value of the hedging derivatives, liabilities	3,933	1,553
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(1,046)	806
Fair value hedges [member] | Hedging instrument [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	50,555	38,213
Fair value of the hedging derivatives, Assets	1,335	478
Fair value of the hedging derivatives, liabilities	3,084	1,391
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(130)	48
Fair value hedges [member] | Hedging instrument [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	226,764	190,769
Fair value of the hedging derivatives, Assets	89	152
Fair value of the hedging derivatives, liabilities	817	162
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	400	1,018
Fair value hedges [member] | Hedging instrument [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	21,352	20,907
Gains (losses) on changes in fair value used for calculating hedge ineffectiveness	(1,316)	(260)
Fair value hedges [member] | Hedging instrument [member] | Interest rate swap [member]
Disclosure of detailed information about hedges [line items]
Fair value of the hedging derivatives, liabilities	32
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	98,810	83,927
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	21,330	7,804
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	68,457	72,010
Fair value hedges [member] | Hedging instrument [member] | Within 1 year [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	9,023	4,113
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	164,977	136,707
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	23,515	23,483
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	131,337	99,532
Fair value hedges [member] | Hedging instrument [member] | Later than one year and not later than five years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	10,125	13,692
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	34,884	29,255
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign Exchange Cross Currency Interest Rate Swap [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	5,710	6,926
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	26,970	19,227
Fair value hedges [member] | Hedging instrument [member] | Over 5 years [member] | Foreign exchange Interest rate swaps [member]
Disclosure of detailed information about hedges [line items]
Notional amount of hedging instrument	$ 2,204	$ 3,102